Subsequent Events (Details) - USD ($)	Aug. 11, 2021	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 19, 2021	Nov. 20, 2020
Subsequent Events (Details) [Line Items]
Aggregate number of shares issued (in Shares)							29,760
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Backstop agreements, description	On August 11, 2021, Alberton entered into certain backstop agreements (collectively, the “Backstop Agreements”) with four backstop investors (collectively, the “Backstop Investors”), pursuant to which the Backstop Investors shall commit to purchase an aggregate of no less than $18 million of Ordinary Shares in open market or private transactions from time to time, or from holders of public shares of Alberton who have exercised their redemption rights pursuant to Alberton’s organization documents, pursuant to the terms of the Backstop Agreements.
Gross proceeds from share purchased	$ 6,000,000
Issuance of extension warrants (in Shares)						1,414,480
Exercise price (in Dollars per share)						$ 11.50
Subsequent Event [Member] | Note Conversion Agreements [Member]
Subsequent Events (Details) [Line Items]
Percenatge of balance converted	50.00%
Aggregate amount on conversion	$ 1,551,220
Subsequent Event [Member] | Share Forfeiture Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares forfeited (in Shares)	800,000
Shares forfeited amount	$ 50,000
Subsequent Event [Member] | Investor Relations Consulting Agreement [Member]
Subsequent Events (Details) [Line Items]
Aggregate number of shares issued (in Shares)	200,000
SolarMax [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount			$ 12,500
Subsequent Event [Member] | SolarMax [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 86,469
Sponsor [Member] | SolarMax [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount				$ 76,826	$ 155,232
Sponsor [Member] | Promissory Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount				$ 212,022
Conversion Shares [Member] | Subsequent Event [Member] | Note Conversion Agreements [Member]
Subsequent Events (Details) [Line Items]
Aggregate amount on conversion	$ 3,102,440
Third Amendment [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Merger agreement, description	Pursuant to the Third Amendment: (i) the number of Alberton ordinary shares to be issued to the SolarMax shareholders was changed to provide that the number of shares is determined by dividing $300,000,000 by $10.50 rather than by the Redemption Price; (ii) SolarMax, which had already made Extension Loans totaling $697,453.32, agreed to make up to three additional Extension Loans each in the amount of $76,704.66, for a total of a maximum of $927,567.30, as compared with a maximum of $360,000 in the initial Merger Agreement, and SolarMax agreed to the cancelation of all of the Extension Loans at the Closing. The Extension Loans are loans made by SolarMax to Alberton to provide Alberton with funds to make payments required to be made by Alberton to the trust which were required in connection with each extension of the last day on which Alberton must complete a business combination; (iii) the requirement that Alberton satisfies its obligation with respect to the deferred underwriting compensation of $4,020,797 due to Chardan Capital Markets, LLC, the underwriter of Alberton’s initial public offering, through the delivery of Sponsor Shares was eliminated, and the deferred underwriting compensation is to be paid in cash; (iv) the requirement that the notes outstanding at September 3, 2020 be settled through the delivery of Sponsor Shares was replaced by the agreement that such notes, as well as an additional loan from the Sponsor in the amount of $273,640, be settled by (a) the issuance by Alberton of ordinary shares valued at the Conversion Loan Valuation Price, which is ten (10) times the average trading price of the Alberton Rights during a period of twenty-five (25) trading days ending on the second trading day prior to mailing of the final Proxy Statement to Alberton’s shareholders in connection with the Special Meeting, in payment of 50% of the loans and, pursuant to an agreement with the noteholders, agreeing to register those shares and (b) cash payment of the other 50%. The total principal amount of these notes is $3,102,440, of which notes in the principal amount of $1,353,640 are due to the Sponsor. Pursuant to agreements with the noteholders, Alberton agreed to register the ordinary shares issued to the noteholders. In the event that the registration statement covering the shares issued upon conversion of 50% of the principal amount of such notes (the “Conversion Shares”) has not been declared effective by the SEC within 15 business days after the Closing (other than as a result of the failure of noteholder to provide required information), the Conversion Shares shall be automatically forfeited with no action to be taken by the Alberton or the noteholder and Alberton shall, within ten business days of such forfeiture, pay the 50% of the note with respect to which the shares were issued; (v) 800,000 Sponsor Shares will be canceled; (vi) all outstanding private warrants, each exercisable for one-half of one Alberton ordinary shares (or Purchaser Common Stock following Redomestication), including all rights to receive additional private warrants which may be issued upon conversion of any notes or other advances made to Alberton, shall be cancelled, and Alberton shall issue to the holder of the private warrants (including any right to receive additional private warrants) a total of 44,467 Alberton ordinary shares; (vii) pursuant to loan agreements with the Sponsor, SolarMax had made loans to the Sponsor for payment of obligations of Alberton of $528,602.62 and agreed to make additional advances of up to $1,031.43. These loans will be satisfied by a portion of the 800,000 shares being delivered for cancellation. The loans from the Sponsor to Alberton are being treated as contributions to capital and not as a loan; (viii) the provision of the Merger Agreement that provide that, to the extent that Extension Loans made by SolarMax exceed the amount which SolarMax initially agreed to advance to Alberton ($360,000) was amended and the Sponsor’s obligation to deliver Sponsor Shares with respect to such excess advances, shall be satisfied by the delivery of a portion of the 800,000 ordinary shares being delivered for cancellation; (ix) the Sponsor agreed to provide up to $100,000 to provide Alberton with funds to pay its obligations. Such funds will be treated as a contribution to capital and not as a loan; (x) Alberton agrees that a $50,000 obligation which the Sponsor had agreed to pay to Alberton’s former chairman and chief executive officer, will be paid by Alberton, and (xi) at the Closing, Alberton shall issue, under the Incentive Plan, to each of William Walter Young, Qing S. Huang and Peng Gao 30,000 shares of Common Stock as the compensation shares for their service as independent directors of Alberton until the Closing and to Citiking International Limited, a company organized under the laws of Hong Kong (“Citiking”), 200,000 shares pursuant to certain IR Agreement (defined below) between the Purchaser and Citiking, among which 50,000 shares shall vest immediately, 50,000 shares shall vest upon the first anniversary of the Closing, 50,000 shares shall vest on the second anniversary of the Closing and remaining 50,000 shares shall vest on the third anniversary of the Closing.